Related Party Loans	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Related Party Loans [Abstract]
Related Party Loans

Note 12 - Related Party Loans

Loans from a shareholder

In May and June 2025, the Company entered five loan agreements with Mr. Lee Ping Wei for working capital purpose. Lee Ping Wei owned 48.5% and 6.1% of the Company’s ordinary shares as of June 30, 2025 and September 30, 2024, respectively. The loans are unsecured, with interest bearing of 15% per annum and due on demand. As of June 30, 2025, total loans drawdown was $498,516. For the three months ended June 30, 2025, there was interest expense of $3,956. The principal amount, maturity date and interest rate for the loans are shown in the table below:

Lender	Principal	Interest Rate	Lending Date	Due Date
Lee Ping Wei	$118,694	15% p.a	May 28, 2025	Due on demand
Lee Ping Wei	$71,217	15% p.a	June 3, 2025	Due on demand
Lee Ping Wei	$71,217	15% p.a	June 10, 2025	Due on demand
Lee Ping Wei	$118,694	15% p.a	June 16, 2025	Due on demand
Lee Ping Wei	$118,694	15% p.a	June 26, 2025	Due on demand

	June 30, 2025	September 30,
	(unaudited)	2024
Total interest payable	$4,117	$-
Total debt and interest payable	502,633	-

Note 12 - Related Party Transactions

12.1 Related Party Contract

ZhongHe Industries Sdn Bhd (ZHI) is an entity owned by Mr. Lim Hooi Beng, who owned 20% of its shares as of September 30, 2024 and 2023. Mr. Lim Hooi Beng also owns 13.8% of the ordinary shares of the Company as of September 30, 2024. Previously, Mr. Lim Hooi Beng owned 14.5% of the ordinary shares of Graphjet as of September 30, 2023.

On September 20, 2021, the Company entered into a Contract of Commission Processing with ZHI, pursuant to which the Company appointed ZHI for the provision of services as stipulated in the Contract of Commission Processing. The service charged is based on the material consumption and labor cost incurred. On June 30, 2024, the agreement ended and was not extended. The Company expensed $110,623 in full for the advances paid.

On July 1, 2022, the Company entered into a Tenancy Agreement with ZHI, with respect to the demised premises located at L4-E-8 Enterprise 4, Technology Park Malaysia, Bukit Jalil, 57000 Kuala Lumpur. Pursuant to the terms of the Tenancy Agreement, the tenancy is subject to an initial term of 2 years with a monthly rental of approximately $745. The agreement will not be extended after ended and no transfer of premises ownership at the end of the agreement.

	September 30, 2024	September 30, 2023

Advances to a related company	$-	$97,882

The advance to ZHI represents the prepayment made to secure its production line after offsetting with the rental charged by ZHI for the office premises.

12.2 Related Party Loans

Short Term Loan

Loan from a director

On August 4, 2024 and August 15, 2024, the Company entered two loan agreements with Mr. Aw Jeen Rong for working capital purpose. Aw Jeen Rong owned 6% the Company’s ordinary shares as of September 30, 2024 and 6.3% of the ordinary shares of Graphjet as of September 30, 2023. The loans are unsecured, with interest bearing of 8% per annum and fixed term of repayment. As of September 30, 2024, total loans drawdown was $252,304. For the year ended September 30, 2024, there was interest expense of $1,901. The principal amount, maturity date and interest rate for the loans are shown in the table below:

Lender	Principal	Interest Rate	Lending Date	Due
Aw Jeen Rong	$106,744	8% p.a	August 4, 2024	February 4, 2025 (extended to April 30, 2026)
Aw Jeen Rong	$145,560	8% p.a	August 15, 2024	February 15, 2025 (extended to April 30, 2026)

	September 30,	September 30,
	2024	2023
Total interest payable	$2,145	$-
Total debt and interest payable	254,449	-

Loan from a shareholder

On September 4, 2024, The Company entered a loan agreement with Mr. Liu Yu for working capital purpose. Liu Yu owned 24.3% the Company’s ordinary shares as of September 30, 2024 and 25.5% of the ordinary shares of Graphjet as of September 30, 2023. The loan is unsecured, with interest bearing of 8% per annum and fixed term of repayment. As of September 30, 2024, total loan drawdown was $103,469. For the year ended September 30, 2024, there was interest expense of $362. The principal amount, maturity date and interest rate for the loans are shown in the table below:

Lender	Principal	Interest Rate	Lending Date	Due
Liu Yu	$103,469	8% p.a	September 4, 2024	March 5, 2025 (extended to April 30, 2026)

	September 30,	September 30,
	2024	2023
Total interest payable	$408	$-
Total debt and interest payable	103,877	-

Payable to directors

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the shareholders of the Company and directors of Graphjet.

	September 30,	September 30,
	2024	2023
Lim Hooi Beng	$2,152,588	$2,225,387
Aw Jeen Rong	7,278	6,394
Payables to directors	$2,159,866	$2,231,781

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong own 13.8% and 6.0% of the ordinary shares of the Company as of September 30, 2024. As of September 30, 2023, Mr. Lim Hooi Beng and Mr. Aw Jeen Rong owned 14.5% and 6.3% of the ordinary shares of Graphjet. The reduction in percentage of ownership was due to the share exchange during the merger, as stated in Note 1.2. The shareholders will continue to support the Company; hence the payables are interest free and demands for repayment are not expected within the next 12 months.

On March 11, 2024, the Company entered into the debt-to-equity conversion agreements with Mr. Lim Hooi Beng. The Company issued 775,000 ordinary shares at $4.00 per share amounting $3,100,000 to partially settle the outstanding balance. The fair value of those ordinary shares was $2.7 per share, and the difference between the share price per agreement and the fair value is considered as shareholder contribution and charged to additional paid-in-capital.

As of September 30, 2024 and 2023, the outstanding balance on the payable is $2,159,866 and $2,231,781, respectively.

Compensation payable to a shareholder

On March 10, 2022, Graphjet entered into Intellectual Property Sales Agreement with Mr. Liu Yu, as supplemented by the letter from Mr. Liu Yu to Graphjet dated July 29, 2022, pursuant to which Graphjet purchased the process for producing palm-based graphene, an intellectual property held by Mr. Liu Yu for approximately $6.3 million payable within the 19th to 36th month period from July 29, 2022. Liu Yu owned 24.3% the Company’s ordinary shares as of September 30, 2024 and 25.5% of the ordinary shares of Graphjet as of September 30, 2023. The reduction in percentage of ownership was due to the share exchange during the merger, as stated in Note 1.2. The transfers of IP to the Company by Mr. Liu Yu in exchange for stock prior to or at the time of the company’s IPO through merging with a US SPAC should be recorded at the transferors’ historical cost. Based upon the Company’s records, there is no historical basis of the IP. The excess paid over the IP carrying basis of approximately $6.3 million should be charged as a compensation payable in accordance with ASC 805-50-30-5.

As of September 30, 2022, the Company repaid approximately $0.5 million in cash to Mr. Liu Yu. On March 11, 2024, the Company entered the debt-to-equity conversion agreements with Mr. Liu Yu. The Company issued 1,275,000 ordinary shares at $4.00 per share amounting $5,100,000 to partially settle the outstanding balance. The fair value of those ordinary shares was $2.7 per share, and the difference between the share price per agreement and the fair value is considered as shareholder contribution and charged to additional paid-in-capital.

The approximately $5.8 million outstanding compensation payable was discounted at an imputed interest rate of 12% per annum, and the amortization expense of debt discount is included in the interest expenses. During the years ended September 30, 2024 and 2023, the Company recorded $350,084 and $592,191 interest expense for the amortization, respectively. As of September 30, 2024 and 2023, the outstanding balance on the payable is $737,894 and $5,338,273, respectively.